Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2014
Registrant Name	AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Central Index Key	0001547011
Amendment Flag	false
Document Creation Date	Oct. 31, 2014
Document Effective Date	Oct. 31, 2014
Prospectus Date	Jan. 01, 2014
American Funds College 2015 Fund® | Class 529-A
Risk/Return:
Trading Symbol	CFFAX
American Funds College 2015 Fund® | Class 529-B
Risk/Return:
Trading Symbol	CFIBX
American Funds College 2015 Fund® | Class 529-C
Risk/Return:
Trading Symbol	CFFCX
American Funds College 2015 Fund® | Class 529-E
Risk/Return:
Trading Symbol	CFIEX
American Funds College 2015 Fund® | Class 529-F-1
Risk/Return:
Trading Symbol	CFIFX